RELATED PARTIES (Details Textual) - Long-term Debt, Type [Domain] - Subsequent Event Type [Domain] - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2013	Apr. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current			$ 0		$ 0		$ 470,089	$ 0
Notes Payable, Related Parties, Noncurrent			470,089		470,089		0	735,680
Proceeds from Related Party Debt					0	$ 165,000	165,000	1,000,000
Physician [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current			8,922		8,922		1,128	1,746
Revenues			4,276	$ 5,324	8,630	10,060	19,195	17,312
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			1,000,000		1,000,000		1,000,000	1,000,000
Interest Expense, Debt			8,204	12,839	16,318	25,537	45,029	55,806
Interest Paid					45,029		55,806
Notes Payable, Related Parties, Current							470,089
Notes Payable, Related Parties, Noncurrent			$ 470,089		$ 470,089			735,680
Payments To Fund Short-term Loans To Related Parties							1,000	381,721
Proceeds From Collection Of Short-term Loans To Related Parties							1,000	227,721
Security Deposit							$ 13,200	$ 13,200
Debt Instrument, Interest Rate, Stated Percentage			7.00%		7.00%		7.00%	7.00%
Prepaid Rent							$ 11,084	$ 10,640
Operating Leases, Rent Expense			$ 43,743	42,787	$ 87,541	85,007	170,964	166,763
Proceeds from Related Party Debt	$ 1,000,000						165,000
Payments To Fund Long-term Loans To Related Parties, Principal Amount							265,591
Chief Executive Officer [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Advance Funds Approved		$ 20,000
Chief Executive Officer [Member] | Subsidiary in Pakistan [Member]
Related Party Transaction [Line Items]
Payments To Fund Short-term Loans To Related Parties							1,494
Kashmir Air, Inc [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense			32,100	$ 32,100	64,200	$ 64,200	128,400	128,400
Due to Related Parties			$ 21,852		$ 21,852		$ 108,902	$ 37,789